Stock-Based Compensation - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Jan. 31, 2020	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Mar. 04, 2020	Mar. 31, 2019	Feb. 28, 2018
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Weighted-average grant date fair value of options granted				$ 6.51	$ 7.42	$ 7.35	$ 9.82
Unrecognized compensation cost related to unvested stock options expected to be recognized amount		$ 12,200		$ 12,200		$ 4,100	$ 3,600
Unrecognized compensation cost related to unvested stock options expected to be recognized over remaining weighted average vesting period				3 years 3 days		2 years 8 months 8 days	2 years 6 months 25 days
Stock-based compensation expense	$ 900	$ 3,374	$ 631	$ 8,455	$ 1,783	$ 2,375	$ 3,503
2018 Equity Incentive Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Shares available for future grant									1,100,000	700,000
Second Amended and Restated 2012 Stock Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock options issuable under the plan										0
2015 Consultant Stock Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock options issuable under the plan										0
Second Amended and Restated 2018 Equity Incentive Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Shares available for future grant						2,700,000
Third Amended and Restated 2018 Equity Incentive Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Shares available for future grant								7,600,000
2018 Third Amended Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Shares available for future grant		4,109,953		4,109,953		1,717,817